Segment Information (Tables)	3 Months Ended
Apr. 30, 2022
Summary of the company's segment results and segment assets

The following table presents summary results for each of the businesses for the three months ended April 30, 2022 (Successor) and April 30, 2021 (Predecessor (SLH)), (in thousands):

	Successor	Predecessor (SLH)
	Three Months	Three Months
	Ended	Ended
	April 30, 2022	April 30, 2021
Skillsoft Content
Revenues	$89,785	$67,680
Operating expenses	128,420	94,874
Operating income (loss)	(38,635)	(27,194)
Global Knowledge
Revenues	45,053	—
Operating expenses	51,653	—
Operating income (loss)	(6,600)	—
Consolidated
Revenues	134,838	67,680
Operating expenses	180,073	94,874
Operating income (loss)	(45,235)	(27,194)
Non-operating (expense) income	1,052	(371)
Fair value adjustment of warrants	10,106	—
Interest expense, net	(11,354)	(11,401)
Reorganization items, net	—	—
Benefits from (provision for) income taxes	22,337	3,057
Net loss from continuing operations	(23,094)	(35,909)
Income (loss) from discontinued operations, net of tax	1,451	(1,496)
Net (loss) income	$(21,643)	$(37,405)

The Company’s segment assets primarily consist of cash and cash equivalents, accounts receivable, prepaid expenses, deferred taxes, property and equipment, goodwill and intangible assets. The following table sets forth the Company’s segment assets as of April 30, 2022 and January 31, 2022 (in thousands):

	April 30, 2022	January 31, 2022

Skillsoft	$1,896,621	$1,648,160
Global Knowledge	328,510	344,902
Total assets classified as discontinued operations	202,926	228,886
Consolidated	$2,428,057	$2,221,948

Schedule of the company's long-lived tangible assets by geographic region

	April 30, 2022	January 31, 2022

United States	$10,024	$9,482
Ireland	279	313
Rest of world	1,699	1,680
Total	$12,002	$11,475